Summary of Significant Accounting Policies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3. Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
These unaudited condensed consolidated financial statements include the results of the Company and its wholly owned subsidiaries and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation.
Forward Stock Split
On April 28, 2021, we effected an approximately 8.25-for-1 forward split of our issued and outstanding shares of common stock, par value $0.0001 per share. As a result of the Forward Stock Split, one (1) share of common stock issued and outstanding was automatically increased to approximately 8.25 shares of issued and outstanding common stock, without any change in the par value per share. All information related to common stock, stock options, restricted stock awards and earnings per share have been retroactively adjusted to give effect to the Forward Stock Split for all periods presented.
Use of Estimates
The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities, expenses, and the disclosure of contingent assets and liabilities in the Company’s financial statements and accompanying notes. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis.
COVID-19 Pandemic
In March 2020, the World Health Organization declared the novel coronavirus 2019 (“COVID-19”) a global pandemic. The COVID-19 pandemic has had and may continue to have an unfavorable impact on certain parts of our business. The broader implications of the COVID-19 pandemic on our business, financial condition and results of operations remain uncertain and will depend on certain developments, including the duration and severity of the COVID-19 pandemic, the impact of virus variants, the rate of vaccinations, the COVID-19 pandemic’s impact on our customers and suppliers and the range of governmental and community reactions to the pandemic. We have experienced delays in production and shipments in the current quarter due to an outbreak of COVID at a supplier site and a quarantine imposed on one of our shipping vessels. Due to the nature of the pandemic, we may continue to experience reduced customer demand in certain parts of our business or constrained supply that could materially and adversely impact our business, financial condition, results of operations, liquidity and cash flows in future periods.
Unaudited Interim Financial Information
The accompanying unaudited condensed consolidated financial statements as of September 30, 2021 and for the three and nine months ended September 30, 2020 and 2021, have been prepared in accordance with GAAP for interim financial statements and pursuant to Form 10-Q and Article 10 of Regulation S-X. In the opinion of management, all adjustments have been made that are considered necessary for a fair statement of our financial position as of December 31, 2020 and September 30, 2021, our results of operations for the three and nine months ended September 30, 2020 and 2021 and our cash flows for the nine months ended September 30, 2020 and 2021. The condensed consolidated balance sheets as of December 31, 2020 have been derived from the Company’s audited consolidated financial statements. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021.
Certain information and disclosures normally included in the notes to annual financial statements prepared in accordance with GAAP have been omitted from these interim financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s final prospectus (the “IPO Prospectus”) dated as of April 29, 2021, and filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Securities Act”).
Concentration of Credit Risk
Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding our cash and cash equivalents that are recorded on our balance sheets. The Company mitigates its risk by investing in high-grade instruments and limiting the concentration in any one issuer, which limits its exposure. The Company has not experienced any losses since inception.
The carrying amounts of cash and cash equivalents, prepaid expenses, accounts payable and accrued other liabilities are reasonable estimates of their fair value because of the short maturity of these items.
Equity Method Investments
The Company uses the equity method of accounting for equity investments if the investment provides the ability to exercise significant influence, but not control, over operating and financial policies of the investee. The Company’s proportionate share of the net income or loss of these investees is included in our Condensed Consolidated Statements of Comprehensive Loss. Judgment regarding the level of influence over each equity method investment includes considering key factors such as the Company’s ownership interest, legal form of the investee, representation on the board of directors, participation in policy-making decisions and material intra-entity transactions.
The Company evaluates equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when reviewing an equity method investment for impairment include the length of time and the extent to which the fair value of the equity method investment has been less than cost, the investee’s financial condition and near-term prospects and the intent and ability to hold the investment for a period of time sufficient to allow for anticipated recovery. An impairment that is other-than temporary is recognized in the period identified.
The Company accounts for distributions received from equity method investees under the “nature of the distribution” approach. Under this approach, distributions received from equity method investees are classified on the basis of the nature of the activity or activities of the investee that generated the distribution as either a return on investment (classified as cash inflows from operating activities) or a return of investment (classified as cash inflows from investing activities).
The Company has made an accounting policy election, as a result of disposing of its equity method investment on June 24, 2021, to account for the contingent gains from the earnout provision and projects escrow release only when those amounts become realizable in the periods subsequent to the disposal date. (See Note 7).
Stock -Based Compensation
The Company recognizes compensation expense for all share-based payment awards made, including stock options and restricted stock, based on the estimated fair value of the award on the grant date, in the accompanying consolidated statements of operations over the requisite service period of the awards. The Company calculates the fair value of stock options using the Black-Scholes Option-Pricing model. The fair value of restricted stock grants represents the estimated fair value of the Company’s common stock on the date of grant. The Company accounts for forfeitures as they occur. For service-based awards, stock-based compensation is recognized using the straight-line attribution approach over the requisite service period. For performance-based awards, stock-based compensation is recognized based on graded vesting over the requisite service period when the performance condition is probable of being achieved.
Revenue Recognition
The Company derives its revenue primarily from sale of: (1) Voyager Tracker and customized components of Voyager Tracker, (2) individual parts of Voyager Tracker for certain specific transactions, (3) shipping and handling services, (4) term-based software licenses, (5) maintenance and support services for the term-based software licenses, and (6) subscription services. Product revenue includes revenue from Voyager Tracker and customized components of Voyager Tracker, individual part sales for certain specific transactions, and sale of term-based software licenses. Service revenue includes revenue from shipping and handling services, subscription-based enterprise licensing model, and maintenance and support services in connection with the term-based software licenses.
Voyager Tracker and individual parts of Voyager Tracker (including shipping and handling)
The Company contracts with customers for sale of Voyager Trackers under two different types of arrangements: (1) Purchase Agreements and Equipment Supply Contracts (“Purchase Agreements”) and (2) sale of individual parts of the Voyager Tracker.
The Company’s Purchase Agreements typically include two performance obligations- (1) Voyager Tracker or customized components of Voyager Tracker and (2) shipping and handling services. The deliverables included as part of the Voyager Tracker are predominantly accounted for as one performance obligation, as these deliverables are part of a combined promise to deliver a project. Voyager Tracker and customized components of Voyager Tracker performance obligations in the contract are satisfied over-time as work progresses for its custom assembled Voyager Tracker, utilizing an input measure of progress determined by cost-to-cost measures on these projects as this faithfully depicts the Company’s performance in transferring control.
The revenue for shipping and handling services is recognized over-time based on shipping terms of the arrangements, as this faithfully depicts the Company’s performance in transferring control.
The Company’s sale of individual parts of Voyager Tracker for certain specific transactions include multiple performance obligations consisting of individual parts of the Voyager Tracker. Revenue recognized for the Company’s part sales are recorded at a point in time and recognized when obligations under the terms of the contract with our customer are satisfied. Generally, this occurs with the transfer of control of the asset, which is in line with shipping terms.
Term-based software license revenue
Term-based software license revenue included under product revenue is primarily derived from sale of term-based software licenses that are deployed on the customers’ own servers and have significant standalone functionality. The revenue is recognized upon transfer of control to the customer. The control for term-based software licenses is transferred at the later of delivery to the customer or the software license start date. Term-based software license revenue is immaterial for the three and nine month periods ended September 30, 2020 and September 30, 2021.
Subscription and Maintenance and support services revenue
Subscription revenue is derived from a subscription-based enterprise licensing model with contract terms typically ranging from one to two years and consists of subscription fees from the licensing of Subscription services. Subscription services revenue is immaterial for the three and nine month periods ended September 30, 2020 and September 30, 2021. The hosted on-demand service arrangements do not provide customers with the right to take possession of the software supporting the hosted services. Services revenue includes maintenance and support activities related to term-based software licenses. Support revenue is derived from ongoing security updates, upgrades, bug fixes, and maintenance. A time-elapsed method is used to measure progress because the Company transfers control evenly over the contractual period. Accordingly, the fixed consideration related to these revenues is generally recognized on a straight-line basis over the contract term beginning on the date access is provided.
Cost of Revenue
Cost of revenue consists primarily of costs related to raw materials, freight and delivery, product warranty, and personnel costs (salaries, bonuses, benefits, and stock-based compensation). Personnel costs in cost of revenue include both direct labor costs as well as costs attributable to any individuals whose activities relate to the procurement, installment and delivery of the finished product and services. Deferred cost of revenue results from the timing differences between the costs incurred in advance of the satisfaction of all revenue recognition criteria consistent with our revenue recognition policy.
Warranty
We provide standard assurance type warranties with our Voyager Trackers for periods generally ranging from five to ten years. We record a provision for estimated warranty expenses, net of amounts recoverable from manufacturers, to cost of sales when we recognize revenue. These estimates are based on our historical experience and forward-looking factors including the expected nature and frequency of product failure rates and costs to address future claims. These estimates are inherently uncertain given our relatively short history of sales and changes to our historical or projected warranty experience may result in material changes to our warranty reserve in the future. We do not maintain general or unspecified reserves; all warranty reserves are related to specific projects. All actual or estimated costs incurred in subsequent periods are charged to those established reserves.
Remaining Performance Obligations
Remaining performance obligations relate to contracts that have original expected durations of one year or less. Therefore, the transaction price allocated to performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period are not required to be disclosed under ASC 606.
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The Company adopted ASU 2019-12 in the first quarter of 2021, and the adoption had no material impact to the Company’s consolidated financial statements.
New Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and requires the use of an expected loss model in place of the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The Company is currently evaluating the impact that the adoption of ASU 2016-13 will have on its condensed consolidated financial statements and the Company plans to adopt effective January 1, 2023.
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This standard provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. Entities may apply this ASU upon issuance through December 31, 2022 on a prospective basis. The Company is currently evaluating the impact this adoption will have on the Company’s condensed consolidated financial statements and will apply this guidance to transactions and modifications of these arrangements as appropriate.

2. Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
These Consolidated Financial Statements include the results of the Company and its wholly owned subsidiaries and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation.
Forward Stock Split
On April 28, 2021, we effected an approximately 8.25-for-1 forward split of our issued and outstanding shares of common stock, par value $0.0001 per share. As a result of the Forward Stock Split, one (1) share of common stock issued and outstanding was automatically increased to approximately 8.25 shares of issued and outstanding common stock, without any change in the par value per share. All information related to common stock, stock options, restricted stock awards and earnings per share have been retroactively adjusted to give effect to the Forward Stock Split for all periods presented. This adjustment impacts footnotes 11, 12, 13, and 17. Also on April 28, 2021, the Company amended and restated its certificate of incorporation which increased the number of authorized shares of all classes of stock to 860,000,000, consisting of (i) 850,000,000 shares of Common Stock, par value $0.0001 per share and (ii) 10,000,000 shares of Preferred Stock, par value $0.0001 per share.
Reclassification
Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassifications have no effect on previously reported results of operations.
Liquidity
Our management believes that our existing capital, which includes our cash and restricted cash is sufficient for us to remain in operation for at least one year from the date of issuance of these consolidated financial statements. While management believes that the Company’s existing sources of liquidity are adequate to fund operations through twelve months from the date the financials are available to be issued, the Company may need to raise additional debt or equity financing to fund operations.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. Estimates are used for calculating the measure of progress of Voyager tracker projects and deriving the standalone selling prices of the individual performance obligations when determining the revenue recognition, allowances for doubtful accounts, useful lives of intangible assets, fair value of investments, warranty liabilities, income taxes and stock-based compensation. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.
COVID-19 Impact
The COVID-19 pandemic has caused, and continues to cause, widespread economic disruption and has impacted the Company in a number of ways, most notably governmental authorities in the United States and around the world have imposed various restrictions designed to slow the pace of the pandemic, including restrictions on travel and other restrictions that prohibit employees from going to work. The Company expects the extent of the impact on its financial and operational results will depend on the duration and severity of the economic disruption caused by the COVID-19 pandemic.
The Company considered the impacts of the COVID-19 pandemic on its significant estimates and judgments used in applying its accounting policies. In light of the pandemic, there is a greater degree of uncertainty in applying these judgments and depending on the duration and severity of the pandemic, changes to its estimates and judgments could result in a meaningful impact to its consolidated financial statements in future periods.
Functional Currency
The reporting currency of the Company is the U.S. dollar. The Company determines the functional currency of each subsidiary in accordance with ASC 830, Foreign Currency Matters, based on the currency of the primary economic environment in which each subsidiary operates. The Company translates the assets and liabilities of its non-U.S. dollar functional currency subsidiary into U.S. dollars using exchange rates in effect at the end of each period. Revenues and expenses for these subsidiaries are translated using rates that approximate those in effect during the period. Gains and losses from these translations are recognized in cumulative translation adjustment included in “Accumulated other comprehensive loss” in Stockholders’ equity (deficit) on the Consolidated Balance Sheets.
The Company remeasures monetary assets and liabilities that are not denominated in the functional currency at exchange rates in effect at the end of each period. Transaction gains and losses were not material for the years ended December 31, 2019 and 2020.
Cash
As of December 31, 2019 and 2020, the Company had $7.2 million and $32.4 million in cash, respectively.
As of December 31, 2019 and 2020, the Company had $1.0 million in restricted cash. The restricted cash represents cash collateral posted with providers of letters of credit.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and accounts receivable. The Company maintains its cash accounts with financial institutions where, at times, deposits exceed federal insurance limits. The Company extends credit to customers in the normal course of business. The Company performs credit analyses and monitors the financial health of its customers to reduce credit risk.
The Company’s accounts receivables are derived from revenue earned from customers primarily located in the United States of America and Asia Pacific.
During the year ended December 31, 2019, three customers accounted for 59%, 21% and 13% of total revenue, respectively. During the year ended December 31, 2020, four customers accounted for 21%, 19%, 10% and 10% of total revenue, respectively. No other customers accounted for more than 10% of total revenues for these periods.
As of December 31, 2019, three customers accounted for 49%, 23% and 18% of accounts receivable, respectively. As of December 31, 2020, three customers accounted for 32%, 25% and 14% of accounts receivable, respectively. No other customers accounted for more than 10% of accounts receivable for these periods.
Equity Method Investments
The Company uses the equity method of accounting for equity investments if the investment provides the ability to exercise significant influence, but not control, over operating and financial policies of the investee. The Company’s proportionate share of the net income or loss of these investees is included in our Consolidated Statement of Operations. Judgment regarding the level of influence over each equity method investment includes considering key factors such as the Company’s ownership interest, legal form of the investee, representation on the board of directors, participation in policy-making decisions and material intra-entity transactions.
The Company evaluates equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when reviewing an equity method investment for impairment include the length of time and the extent to which the fair value of the equity method investment has been less than cost, the investee’s financial condition and near-term prospects and the intent and ability to hold the investment for a period of time sufficient to allow for anticipated recovery. An impairment that is other-than temporary is recognized in the period identified.
The Company accounts for distributions received from equity method investees under the “nature of the distribution” approach. Under this approach, distributions received from equity method investees are classified on the basis of the nature of the activity or activities of the investee that generated the distribution as either a return on investment (classified as cash inflows from operating activities) or a return of investment (classified as cash inflows from investing activities).
Fair Value of Financial Instruments
The Company’s financial instruments consist of its cash, restricted cash, investments, accounts receivable, accounts payable, and accrued liabilities. Cash, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. A hierarchy for inputs used in measuring fair value has been defined to minimize the use of unobservable inputs by requiring the use of observable market data when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on active market data. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.
The fair value hierarchy prioritizes the inputs into three broad levels:
•	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.
•
Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

•	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The Company accounts for long-term debt on an amortized cost basis. The carrying value of the long-term debt held by the Company approximates fair value because the interest rate is reflective of currently applicable market rates for a debt with similar terms and amount.
The Company did not hold any financial instruments measured at fair value on a recurring basis categorized within the fair value hierarchy at December 31, 2019 and 2020.
Inventories
Inventories are stated at lower of cost or net realizable value, with costs computed on a first-in, first-out basis. The Company periodically reviews its inventories for excess and obsolete items and adjusts carrying costs to estimated net realizable values when they are determined to be less than cost. Inventories held at December 31, 2019 and 2020 consist of raw material aggregating to $0.2 million and $0.0 million, respectively, and finished goods aggregating to $4.3 million and $1.7 million, respectively.
Leases
Effective January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), as amended (“ASC 842”). The Company determines if a contract is a lease or contains a lease at the inception of the contract and reassesses that conclusion if the contract is modified. All leases are assessed for classification as an operating lease or a finance lease. Operating lease right-of-use (“ROU”) assets are included within other assets on the Company’s Consolidated Balance Sheet. Operating lease liabilities are separated into a current portion and included within accrued expenses and other liabilities on the Company’s Consolidated Balance Sheet, and a non-current portion included within other non-current liabilities on the Company’s Consolidated Balance Sheet. The Company does not have any finance lease ROU assets or liabilities.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The Company does not obtain and control its right to use the identified asset until the lease commencement date.
The Company’s lease liabilities are recognized at the applicable lease commencement date based on the present value of the lease payments required to be paid over the lease term. Because the rate implicit in the lease is not readily determinable, the Company generally uses its incremental borrowing rate to discount the lease payments to present value. The estimated incremental borrowing rate is derived from information available at the lease commencement date. The Company factors in publicly available data for instruments with similar characteristics when calculating its incremental borrowing rates. The Company’s ROU assets are also recognized at the applicable lease commencement date. The ROU asset equals the carrying amount of the related lease liability, adjusted for any lease payments made prior to lease commencement and lease incentives provided by the lessor. Variable lease payments are expensed as incurred and do not factor into the measurement of the applicable ROU asset or lease liability.
The term of the Company’s leases equals the non-cancellable period of the lease, including any rent-free periods provided by the lessor, and also include options to renew or extend the lease (including by not terminating the lease) that the Company is reasonably certain to exercise. The Company establishes the term of each lease at lease commencement and reassesses that term in subsequent periods when one of the triggering events outlined in ASC 842 Leases occurs. Operating lease cost for lease payments is recognized on a straight-line basis over the lease term.
The Company’s lease contracts often include lease and non-lease components. For facility leases, the Company has elected the practical expedient offered by the standard to not separate lease from non-lease components and accounts for them as a single lease component. For the Company’s other contracts that include leases, the Company accounts for the lease and non-lease components separately.
The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with a term of twelve months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.
Property and Equipment
Property and equipment, net is stated at cost less accumulated depreciation. Property and equipment is included in other assets on the Consolidated Balance Sheets. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which range from two to five years. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is recorded in the consolidated statement of operations and comprehensive loss in the period realized. Maintenance and repair costs, that do not extend the life or improve an asset, are expensed as incurred. Depreciation and amortization expenses for property and equipment was immaterial for the years ended December 31, 2019 and 2020.
Capitalized Software
Capitalized software, stated at cost less accumulated amortization, includes capitalizable application development costs associated with internally developed software. Capitalized software is included in other assets on the Consolidated Balance Sheets. Amortization of capitalized software is computed using the straight-line method over the estimated useful life of the software, generally three years, and recognized beginning the general availability date. There was no amortization expense for the years ended December 31, 2019 and 2020.
Long Lived Assets
The Company evaluates its long-lived assets, which consist of property and equipment, right-of-use assets, and acquired intangible assets, for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Intangible assets consist of software tools, licenses, and intellectual property, which are amortized over the period of estimated useful lives using the straight-line method. No significant residual value is estimated for intangible assets. Recoverability of these assets is measured by comparison of the carrying amount of such assets (or asset group) to the future undiscounted cash flows the asset (or asset group) are expected to generate. If the total of the future undiscounted cash flows is less than the carrying amount of an asset (or asset group), the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets. The Company also evaluates the estimated remaining useful lives of intangible assets to assess whether a revision to the remaining periods of amortization is required. No assets were determined to be impaired during the years ended December 31, 2019 and 2020.
Revenue Recognition
Effective January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, (Topic 606), as amended (“ASC 606”) using full retrospective approach. The Company recognizes revenue from the sale of Voyager Single-Axis Solar Tracker (the “Voyager Tracker”), software, and engineering services. Revenue from engineering services is immaterial for the years ended December 31, 2020 and 2019. The Company recognizes revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process, (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when or as the Company satisfies a performance obligation, as further described below.
Identify the contract with a customer: A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the products and services to be transferred and identifies the payment terms related to these products and services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for products and services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. In assessing the recognition of revenue, the Company also evaluates whether two or more contracts should be combined and accounted for as one contract and if the combined or single contract should be accounted for as multiple performance obligations which could change the amount of revenue and profit (loss) recorded in a period. Change orders may include changes in specifications or design, manner of performance, equipment, materials, scope of work, and/or the period of completion of the project. The Company analyzes its change orders to determine if they should be accounted for as a modification to an existing contract or a new stand-alone contract.
The Company’s change orders are generally modifications to existing contracts and are included in the total estimated contract revenue when it is probable that the change order will result in additional value that can be reliably estimated and realized.
Identify the performance obligations in the contract: The Company enters into contracts that can include various combinations of products and services, which are either capable of being distinct and accounted for as separate performance obligations or as one performance obligation, as the majority of tasks and services is part of a single project or capability. However, determining whether products or services are considered distinct performance obligations that should be accounted for separately versus together may sometimes require significant judgment. Performance obligations include the sale of Voyager Tracker, customized components of Voyager Tracker, sale of individual parts of Voyager Tracker for certain specific transactions, shipping and handling services, sale of term-based software licenses, maintenance, and support services in connection with the term-based software licenses and sale of software as a service subscription (“Subscription services”)
Determine the transaction price: The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer. Such amounts are typically stated in the customer contract and to the extent that the Company identifies variable consideration, the Company estimates the variable consideration at the onset of the arrangement as long as it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. None of the Company’s contracts contain a significant financing component. Taxes collected from customers and remitted to governmental authorities are not included in revenue. The majority of the Company’s contracts do not contain variable consideration provisions as a continuation of the original contract.
Allocate the transaction price to performance obligations in the contract: Once the Company has determined the transaction price, the total transaction price is allocated to each performance obligation in a manner depicting the amount of consideration to which the Company expects to be entitled in exchange for transferring the good(s) or service(s) to the customer. The Company allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis.
The Company uses the expected cost-plus margin approach based on hardware, labor, and related overhead cost to estimate the standalone selling price of the Voyager Tracker, customized components of Voyager Tracker, and individual parts of Voyager Tracker for certain specific transactions. The Company uses the adjusted market assessment approach for all other performance obligations except shipping, handling, and logistics. For shipping, handling, and logistics performance obligation, the Company uses residual approach to calculate the standalone selling price, because of the nature of highly variable and broad range of prices it charges to various customers for this performance obligation in the contracts.
Recognize revenue when or as the Company satisfies a performance obligation: For each performance obligation identified, we determine at contract inception whether we satisfy the performance obligation over time or at a point in time. The Company’s performance obligations for the customer specific Voyager Tracker and customized components of Voyager Tracker are satisfied over-time as the work progresses because the Company’s performance does not create an asset with an alternative use to the Company, due to the highly customized nature of the product, and the Company has an enforceable right to payment for performance completed to date. The Company’s performance obligation for shipping and handling services is satisfied over-time as the services are delivered over the term of the contract. The Company’s subscription services sales/ other services are recognized on a straight-line basis over the contract period. The Company’s performance obligations for individual part sales for certain specific transactions are recognized point-in-time as and when control transfers based on the Incoterms for the contract. The Company’s performance obligations for term-based software licenses are recognized point-in-time as and when control transfers based on delivery of license.
Revenues from Contract with Customers
The Company derives its revenue primarily from sale of: (1) Voyager Tracker and customized components of Voyager Tracker (2) individual parts of Voyager Tracker for certain specific transactions (3) shipping and handling services (4) term-based software licenses, (5) maintenance and support services for the term-based software licenses and (6) subscription services. Product revenue includes revenue from Voyager Tracker and customized components of Voyager Tracker, individual part sales for certain specific transactions, and sale of term-based software licenses. Service revenue includes revenue from shipping and handling services, subscription-based enterprise licensing model, and maintenance and support services in connection with the term-based software licenses.
Voyager Tracker and individual parts of Voyager Tracker (including shipping and handling)
The Company’s contracts with customers for sale of Voyager Trackers under two different types of arrangements: (1) Purchase Agreements and Equipment Supply Contracts (“Purchase Agreements”) and (2) Sale of individual parts of the Voyager Tracker.
The Company’s Purchase Agreements typically include two performance obligations- 1) Voyager Tracker or customized components of Voyager Tracker, and 2) shipping and handling services. The deliverables included as part of the Voyager Tracker are predominantly accounted for as one performance obligation, as these deliverables are part of a combined promise to deliver a project. Voyager Tracker and customized components of Voyager Tracker performance obligations in the contract are satisfied over-time as work progresses for its custom assembled Voyager Tracker, utilizing an input measure of progress determined by cost-to-cost measures on these projects as this faithfully depicts the Company’s performance in transferring control.
The revenue for shipping and handling services will be recognized over-time based on shipping terms of the arrangements, as this faithfully depicts the Company’s performance in transferring control.
The Company’s sale of individual parts of Voyager Tracker for certain specific transactions include multiple performance obligations consisting of individual parts of the Voyager Tracker. Revenue recognized for the Company’s part sales are recorded at a point in time and recognized when obligations under the terms of the contract with our customer are satisfied. Generally, this occurs with the transfer of control of the asset, which is in line with shipping terms.
Term-based software license revenue
Term-based software license revenue included under product revenue is primarily derived from sale of term-based software licenses that are deployed on the customers’ own servers and has significant standalone functionality. The revenue is recognized upon transfer of control to the customer. The control for term-based software license is transferred at the later of delivery to the customer or the software license start date. Term-based software license revenue is immaterial for years ended December 31, 2019 and 2020.
Subscription and Maintenance and support services revenue
Subscription revenue is derived from a subscription-based enterprise licensing model with contract terms typically ranging from one to two years and consists of subscription fees from the licensing of Subscription services. Subscription services revenue is immaterial for years ended December 31, 2019 and 2020. The hosted on-demand service arrangements do not provide customers with the right to take possession of the software supporting the hosted services. Services revenue includes maintenance and support service revenue related to term-based software licenses. Support revenue is derived from ongoing security updates, upgrades, bug fixes, and maintenance. A time-elapsed method is used to measure progress because the Company transfers control evenly over the contractual period. Accordingly, the fixed consideration related to these revenues is generally recognized on a straight-line basis over the contract term beginning on the date access is provided.

Contract liabilities
The timing of revenue recognition, billing, and cash collection results in the recognition of accounts receivable, unbilled receivables, and deferred revenue in the Consolidated Balance Sheet. The Company does not have contract assets as of December 31, 2019 or 2020. The Company may receive advances or deposits from its customers, before revenue is recognized, resulting in contract liabilities. The Company refers to contract liabilities as “deferred revenue” on its consolidated financial statements and related disclosures.
Deferred revenue amounts to $19.9 million and $23.0 million and as of December 31, 2019 and 2020, respectively, consisting of customer deposits related to products and services which were billed in advance. Payment terms vary by the type and location of our customer and the products or services offered. The term between invoicing and when payment is due is not significant. For all Voyager product customers, we require payment before the products or services are delivered to the customer. In most cases, customers prepay for services in advance of our delivery of the related services. During the years ended December 31, 2019 and 2020, the Company recognized $0.2 million and $19.9 million, respectively from deferred revenue recorded at December 31, 2018 and 2019, which represented 100% of the prior year balance for both years.
Cost of Revenue
Cost of revenue consists primarily of costs related to raw materials, freight and delivery, product warranty, and personnel costs (salaries, bonuses, benefits, and stock-based compensation). Personnel costs in cost of revenue includes both direct labor costs as well as costs attributable to any individuals whose activities relate to the procurement, installment and delivery of the finished product and services. Deferred cost of revenue results from the timing differences between the costs incurred in advance of the satisfaction of all revenue recognition criteria consistent with our revenue recognition policy.
Advertising Costs
Advertising costs are expensed as incurred. These amounts are included in selling and marketing expense in the accompanying consolidated statements of operations. Advertising costs were $0.3 million and $0.1 million for the years ended December 31, 2019 and 2020, respectively.
Research and Development Expenses
Research and development costs are expensed as incurred and consist primarily of personnel costs, including salaries, bonuses and benefits, and stock-based compensation related to development of new products and services as well as enhancing system performance, improving product reliability, reducing product cost, and simplifying installation. Research and development costs also include depreciation and allocated overhead.
Warranty
Typically, the sale of Voyager Tracker projects includes parts warranties to customers as part of the overall price of the product. The Company provides standard assurance type warranties for its products for periods generally ranging from five to ten years. The Company records a provision for estimated warranty expenses, net of amounts recoverable from manufacturers, to cost of sales when it recognizes revenue. The Company does not maintain general or unspecified reserves; all warranty reserves are related to specific projects. All actual or estimated materials costs incurred in subsequent periods are charged to those established reserves.
While the Company periodically monitors warranty activities, if actual costs incurred are different from its estimates, the Company may recognize adjustments to provisions in the period in which those differences arise or are identified.
Accounts Receivable and Allowance for Doubtful Debts
Accounts receivable are recorded at invoiced amounts, net of allowances for doubtful accounts if applicable, and do not bear interest. The Company generally does not require collateral from its customers; however, in certain circumstances, may require letters of credit, other collateral, additional guarantees or advance payments. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of its customer accounts. The Company regularly reviews its accounts receivable that remain outstanding past their applicable payment terms and establishes allowance and potential write-offs by considering certain factors such as historical experience, industry data, credit quality, age of balances and current economic conditions that may affect a customers’ ability to pay. There was no allowance for doubtful accounts as of December 31, 2019. The allowance for doubtful accounts was not material as of December 31, 2020.
Stock-Based Compensation
The Company recognizes compensation expense for all share-based payment awards made, including stock options and restricted stock, based on the estimated fair value of the award on the grant date, in the accompanying consolidated statements of operations over the requisite service period of the awards. The Company calculates the fair value of stock options using the Black-Scholes Option-Pricing model. The fair value of restricted stock grants represents the estimated fair value of the Company’s common stock on the date of grant. The Company accounts for forfeitures as they occur. For service-based awards, stock-based compensation is recognized using the straight-line attribution approach over the requisite service period. For performance-based awards stock-based compensation is recognized based on graded vesting over the requisite service period when the performance condition is probable of being achieved.
Income Taxes
The Company accounts for income taxes in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification No. 740 (“ASC 740”), Accounting for Income Taxes.
Pursuant to ASC 740, the Company uses the asset and liability method for accounting for income taxes. Under this method, we recognize deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the respective carrying amounts and tax basis of our assets and liabilities.
Deferred tax balances are adjusted to reflect tax rates based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period of the enactment date.
We establish valuation allowances when necessary to reduce deferred tax assets to the amounts expected to be realized. On a quarterly basis, we evaluate the need for, and the adequacy of, valuation allowances based on the expected realization of our deferred tax assets. The factors used to assess the likelihood of realization include our latest forecast of future taxable income, available tax planning strategies that could be implemented, reversal of taxable temporary differences and carryback potential to realize the net deferred tax assets. See Note 14. Income Taxes, for additional information regarding our income taxes.
We account for uncertain tax positions in accordance with authoritative guidance which prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. Our evaluations of tax positions consider various factors including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, information obtained during in process audit activities and changes in facts or circumstances related to a tax position. We accrue interest and penalties related to unrecognized tax benefits as a component of income tax expense.
Deferred Offering Costs
Deferred offering costs, which consist of direct incremental legal, consulting, banking, and accounting fees relating to anticipated equity offerings, are capitalized, and will be offset against proceeds upon the consummation of the offerings. In the event an anticipated offering is terminated, deferred offering costs will be expensed. As of December 31, 2019, the Company had not incurred such costs. As of December 31, 2020, the Company capitalized $1.6 million of deferred offering costs, which are included in other assets in the consolidated balance sheet.
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”). ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The Company adopted the new standard effective January 1, 2020. The impact of adoption was not material to the Company’s Consolidated Financial Statements.
New Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for the Company for its fiscal year beginning after December 15, 2021, to the extent the Company remains an emerging growth company, and early adoption is permitted. The Company is currently assessing the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and requires the use of an expected loss model in place of the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The update to the standard is effective for the Company for its fiscal year beginning after December 15, 2022, to the extent the Company remains an emerging growth company, and early adoption is permitted. The Company does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements.